January 10, 2005



VIA  EDGAR  AND  FACSIMILE
--------------------------

Susan  Guerrier
Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  DC  20549-0305
                                   Re:     Pegasus  Air  Group,  Inc.
                                           File  No.  333-118862
                                           Request  For  Acceleration
                                           --------------------------
Dear Mrs. Guerrier:

In conjunction with our filing of Amendment No. 4 to the above referenced registration statement on Form SB-2, please accept this request for accelerating its effective date. We kindly request that the Commission declare this registration statement effective as of Wednesday, January 12, or as soon thereafter as may be practical.

We hereby acknowledge and accept our obligations as both the Registrant and underwriter in regards to the delivery of prospectuses in accordance with the Securities Act of 1933, including Rules 460 and 461, and the Securities Exchange Act of 1934, including Rule 15c2-8.

If you have any further questions or comments, please feel free to contact me directly.


                                   Very  truly  yours,


                                   /s/ Andrew L. Jones
                                   Andrew L. Jones
                                   President and Chief Executive Officer